Loans, allowance for loan losses and credit quality (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Loans
Gross loans	SFr 253,847	SFr 256,691
of which held at amortized cost	234,069	233,778	SFr 218,967
of which held at fair value	19,778	22,913
Net (unearned income)/deferred expenses	(181)	(166)
allowance for loan losses	(572)	(597)	(656)	SFr (691)
Net loans	253,094	255,928
Impaired loan portfolio
Non-performing loans	537	564
Non-interest-earning loans	205	257
Total non-performing and non-interest-earning loans	742	821
Restructured loans	253	171
Potential problem loans	326	140
Total other impaired loans	579	311
Gross impaired loans	1,321	1,132
Foreign
Loans
Gross loans	114,840	117,480
Switzerland
Loans
Gross loans	139,007	139,211
Corporate and institutional
Loans
Gross loans	127,470	130,870
of which held at amortized cost	107,712	107,974	97,728
allowance for loan losses	(473)	(466)	(524)	(557)
Impaired loan portfolio
Non-performing loans	298	309
Non-interest-earning loans	132	148
Total non-performing and non-interest-earning loans	430	457
Restructured loans	249	167
Potential problem loans	174	115
Total other impaired loans	423	282
Gross impaired loans	853	739
Real estate
Loans
Gross loans	25,440	26,279
of which held at amortized cost	24,652	25,256
Impaired loan portfolio
Non-performing loans	42	49
Non-interest-earning loans	19	15
Total non-performing and non-interest-earning loans	61	64
Restructured loans	0	0
Potential problem loans	4	9
Total other impaired loans	4	9
Gross impaired loans	65	73
Commercial and industrial loans
Loans
Gross loans	72,907	72,191
of which held at amortized cost	61,818	60,521
Impaired loan portfolio
Non-performing loans	199	172
Non-interest-earning loans	73	98
Total non-performing and non-interest-earning loans	272	270
Restructured loans	221	167
Potential problem loans	165	103
Total other impaired loans	386	270
Gross impaired loans	658	540
Financial institutions
Loans
Gross loans	25,872	28,654
of which held at amortized cost	20,148	20,934
Impaired loan portfolio
Non-performing loans	57	88
Non-interest-earning loans	40	35
Total non-performing and non-interest-earning loans	97	123
Restructured loans	28	0
Potential problem loans	5	3
Total other impaired loans	33	3
Gross impaired loans	130	126
Governments and public institutions
Loans
Gross loans	3,251	3,746
of which held at amortized cost	1,094	1,263
Consumer
Loans
Gross loans	126,377	125,821
of which held at amortized cost	126,357	125,804	121,239
allowance for loan losses	(99)	(131)	SFr (132)	SFr (134)
Impaired loan portfolio
Non-performing loans	239	255
Non-interest-earning loans	73	109
Total non-performing and non-interest-earning loans	312	364
Restructured loans	4	4
Potential problem loans	152	25
Total other impaired loans	156	29
Gross impaired loans	468	393
Mortgages
Loans
Gross loans	85,802	84,527
of which held at amortized cost	85,800	84,527
Impaired loan portfolio
Non-performing loans	142	166
Non-interest-earning loans	24	17
Total non-performing and non-interest-earning loans	166	183
Restructured loans	4	4
Potential problem loans	32	23
Total other impaired loans	36	27
Gross impaired loans	202	210
Loans collateralized by securities
Loans
Gross loans	39,191	39,712
of which held at amortized cost	39,191	39,712
Impaired loan portfolio
Non-performing loans	22	11
Non-interest-earning loans	27	75
Total non-performing and non-interest-earning loans	49	86
Restructured loans	0	0
Potential problem loans	120	2
Total other impaired loans	120	2
Gross impaired loans	169	88
Consumer finance
Loans
Gross loans	1,384	1,582
of which held at amortized cost	1,366	1,565
Impaired loan portfolio
Non-performing loans	75	78
Non-interest-earning loans	22	17
Total non-performing and non-interest-earning loans	97	95
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	SFr 97	SFr 95